Supplement to the
Fidelity MSCI Industrials Index ETF
November 29, 2016
Summary Prospectus

Effective January 11, 2017, Fidelity® MSCI Industrials Index ETF changed its classification from a non-diversified fund to a diversified fund.

T06-SUM-17-01 1.9871011.101	January 11, 2017